FINANCING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
DEBT AND CREDIT FACILITIES
Financing expenses disclosure

($ millions)	2019	2018

Interest on debt	825	897

Interest on lease liabilities(1)	172	—

Capitalized interest at 5.3% (2018 – 5.4%)	(122)	(156)

Interest expense	875	741

Interest on partnership liability	55	56

Interest on pension and other post-retirement benefits	59	56

Accretion	270	266

Foreign exchange (gain) loss on U.S. dollar denominated debt	(624)	1 090

Operational foreign exchange and other	(2)	(67)

	633	2 142

(1)	The company adopted IFRS 16 on January 1, 2019 using the modified retrospective transition approach and, therefore, prior periods have not been restated. Refer to note 5 for further information.